Inventories	12 Months Ended
Dec. 31, 2021
Inventories [Abstract]
Inventories
Note 13—Inventories
The Company’s inventories relate to commercial products of SKYTROFA (lonapegsomatropin-tcgd), related work in progress (intermediates) and raw materials.
Marketing approval for SKYTROFA (lonapegsomatropin-tcgd) in the United States was obtained on August 25, 2021, and accordingly, all inventories until this date had been written down. Subsequent to obtaining marketing approval, a reversal of write-down on pre-launch inventories was recognized through research and development costs in the consolidated statement of profit or loss with a positive impact of €53.7 million.

2021

(EUR’000)
Inventories
Raw materials and consumables	2,248
Work in progress	68,865
Finished goods	4,292

Total inventories	75,405